Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of financial instruments at December 31, 2017 and 2016 were as follows (in thousands):

		2017		2016
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	1	$68,535	$68,535	$101,734	$101,734
Other assets - interest rate cap	3	192	192	—	—

Financial liabilities:
Bank loans, net	1	623,960	623,960	507,273	507,273
Senior Notes, net	1	72,726	74,921	72,199	65,850